Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2025
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	Amounts due from financial institutions, net of provisions for expected credit losses

	12/31/2025	12/31/2024
Loans to financial institutions (a)	4,313,571	5,586,520
Interbank deposit investments	267,305	579,720
Interbank on-lending	20,553	33,920
Expected credit loss	(1,211)	(5,200)
Total	4,600,218	6,194,960

(a)    Refers substantially to the anticipation of receivables.